Note 8 - Intangible Assets (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization of Intangible Assets, Total	$ 0.9	$ 0.7	$ 0.7